Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	58.16
Maximum Aggregate Offering Price	$ 34,896,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,819.14
Offering Note	(1) Note to Fee Calculation Rule and Proposed Maximum Offering Price Per Unit: Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), based upon the average of the high and low prices of the registrant's common stock, $0.01 par value per share ("Common Stock"), as reported on the New York Stock Exchange on May 7, 2026. (2) Note to Amount Registered: Pursuant to Rule 416(a) promulgated under the Securities Act, this registration statement on Form S-8 shall also cover any additional shares of Common Stock that become issuable under the Cable One, Inc. 2026 Omnibus Incentive Compensation Plan by reason of any stock splits, stock dividends, recapitalizations or similar adjustments of the outstanding Common Stock.